LOANS	12 Months Ended
Dec. 31, 2021
Loans and Leases Receivable Disclosure [Abstract]
LOANS	LOANSCitigroup loans are reported in two categories: consumer and corporate. These categories are classified primarily according to the operating segment and component that manage the loans.
Corporate Loans
Corporate loans represent loans and leases managed by ICG and Mexico SBMM, a component of Legacy Franchises. The following table presents information by corporate loan type:

In millions of dollars	December 31, 2021	December 31, 2020
In North America offices(1)
Commercial and industrial	$48,364	$53,930
Financial institutions	49,804	39,390
Mortgage and real estate(2)	15,965	16,522
Installment and other	20,143	17,362
Lease financing	415	673
Total	$134,691	$127,877
In offices outside North America(1)
Commercial and industrial	$102,735	$103,234
Financial institutions	22,158	25,111
Mortgage and real estate(2)	4,374	5,277
Installment and other	22,812	24,034
Lease financing	40	65
Governments and official institutions	4,423	3,811
Total	$156,542	$161,532
Corporate loans, net of unearned income(3)	$291,233	$289,409

(1)North America includes the U.S., Canada and Puerto Rico. Mexico is included in offices outside North America. The classification between offices in North America and outside North America is based on the domicile of the booking unit. The difference between the domicile of the booking unit and the domicile of the managing unit is not material.
(2)Loans secured primarily by real estate.
(3)Corporate loans are net of unearned income of ($770) million and ($787) million at December 31, 2021 and 2020, respectively. Unearned income on corporate loans primarily represents interest received in advance, but not yet earned, on loans originated on a discounted basis.

The Company sold and/or reclassified to held-for-sale $5.9 billion and $2.2 billion of corporate loans during the years ended December 31, 2021 and 2020, respectively. The Company did not have significant purchases of corporate loans classified as held-for-investment for the years ended December 31, 2021 or 2020.
Lease financing
Citi is a lessor in the power, railcars, shipping and aircraft sectors, where the Company has executed operating, direct financing and leveraged leases. Citi’s $0.5 billion of lease financing receivables, as of December 31, 2021, is composed of approximately equal balances of direct financing lease receivables and net investments in leveraged leases. Citi uses the interest rate implicit in the lease to determine the present value of its lease financing receivables. Interest income on direct financing and leveraged leases during the year ended December 31, 2021 was not material.
The Company’s leases have an average remaining maturity of approximately three and a half years. In certain cases, Citi obtains residual value insurance from third parties and/or the lessee to manage the risk associated with the residual value of the leased assets. The receivable related to the residual value of the leased assets is $0.2 billion as of December 31, 2021, while the amount covered by residual value guarantees is nil.
The Company’s operating leases, where Citi is a lessor, are not significant to the Consolidated Financial Statements.

Delinquency Status
Citi generally does not manage corporate loans on a delinquency basis. Corporate loans are identified as impaired and placed on a cash (non-accrual) basis when it is determined, based on actual experience and a forward-looking assessment of the collectability of the loan in full, that the payment of interest or principal is doubtful or when interest or principal is 90 days past due, except when the loan is well collateralized and in the process of collection. Any interest accrued on impaired corporate loans and leases is reversed at 90 days and charged against current earnings, and interest is thereafter included in earnings only to the extent actually received in cash. When there is doubt regarding the ultimate collectability of principal, all cash receipts are thereafter applied to reduce the recorded investment in the loan. While corporate loans are generally managed based on their internally assigned risk rating (see further discussion below), the following tables present delinquency information by corporate loan type.
Corporate Loan Delinquencies and Non-Accrual Details at December 31, 2021

In millions of dollars	30–89 days past due and accruing(1)	≥ 90 days past due and accruing(1)	Total past due and accruing	Total non-accrual(2)	Total current(3)	Total loans(4)
Commercial and industrial	$1,072	$239	$1,311	$1,263	$144,430	$147,004
Financial institutions	320	166	486	2	71,279	71,767
Mortgage and real estate	1	1	2	136	20,153	20,291
Lease financing	—	—	—	14	441	455
Other	77	19	96	138	45,412	45,646
Loans at fair value						6,070
Total	$1,470	$425	$1,895	$1,553	$281,715	$291,233

Corporate Loan Delinquencies and Non-Accrual Details at December 31, 2020

In millions of dollars	30–89 days past due and accruing(1)	≥ 90 days past due and accruing(1)	Total past due and accruing	Total non-accrual(2)	Total current(3)	Total loans(4)
Commercial and industrial	$362	$109	$471	$2,784	$148,445	$151,700
Financial institutions	463	38	501	33	63,517	64,051
Mortgage and real estate	59	154	213	105	21,425	21,743
Lease financing	62	12	74	24	640	738
Other	34	17	51	100	44,186	44,337
Loans at fair value						6,840
Total	$980	$330	$1,310	$3,046	$278,213	$289,409

(1)Corporate loans that are 90 days past due are generally classified as non-accrual. Corporate loans are considered past due when principal or interest is contractually due but unpaid.
(2)Non-accrual loans generally include those loans that are 90 days or more past due or those loans for which Citi believes, based on actual experience and a forward-looking assessment of the collectability of the loan in full, that the payment of interest or principal is doubtful.
(3)Loans less than 30 days past due are presented as current.
(4)Total loans include loans at fair value, which are not included in the various delinquency columns.

Citigroup has a risk management process to monitor, evaluate and manage the principal risks associated with its corporate loan portfolio. As part of its risk management process, Citi assigns numeric risk ratings to its corporate loan facilities based on quantitative and qualitative assessments of the obligor and facility. These risk ratings are reviewed at least annually or more often if material events related to the obligor or facility warrant. Factors considered in assigning the risk ratings include financial condition of the obligor, qualitative assessment of management and strategy, amount and sources of repayment, amount and type of collateral and guarantee arrangements, amount and type of any contingencies associated with the obligor and the obligor’s industry and geography.
The obligor risk ratings are defined by ranges of default probabilities. The facility risk ratings are defined by ranges of loss norms, which are the product of the probability of default and the loss given default. The investment-grade rating categories are similar to the category BBB-/Baa3 and above as defined by S&P and Moody’s. Loans classified according to the bank regulatory definitions as special mention, substandard, doubtful and loss will have risk ratings within the non-investment-grade categories.

Corporate Loans Credit Quality Indicators

	Recorded investment in loans(1)
	Term loans by year of origination						Revolving line of credit arrangements(2)	December 31, 2021
In millions of dollars	2021	2020	2019	2018	2017	Prior
Investment grade(3)
Commercial and industrial(4)	$42,422	$5,529	$4,642	$3,757	$2,911	$8,392	$30,588	$98,241
Financial institutions(4)	12,862	1,678	1,183	1,038	419	1,354	43,630	62,164
Mortgage and real estate	2,423	3,660	3,332	2,015	1,212	1,288	141	14,071
Other(5)	9,037	3,099	1,160	2,789	330	4,601	18,727	39,743
Total investment grade	$66,744	$13,966	$10,317	$9,599	$4,872	$15,635	$93,086	$214,219
Non-investment grade(3)
Accrual
Commercial and industrial(4)	$16,783	$2,281	$2,343	$2,024	$1,412	$3,981	$18,676	$47,500
Financial institutions(4)	4,325	347	567	101	71	511	3,679	9,601
Mortgage and real estate	1,275	869	1,228	1,018	493	586	615	6,084
Other(5)	1,339	349	554	364	119	245	3,236	6,206
Non-accrual
Commercial and industrial(4)	53	119	64	104	94	117	712	1,263
Financial institutions	—	—	—	—	—	—	2	2
Mortgage and real estate	11	8	2	49	10	25	31	136
Other(5)	19	5	19	19	—	90	—	152
Total non-investment grade	$23,805	$3,978	$4,777	$3,679	$2,199	$5,555	$26,951	$70,944
Loans at fair value(6)								6,070
Corporate loans, net of unearned income	$90,549	$17,944	$15,094	$13,278	$7,071	$21,190	$120,037	$291,233

	Recorded investment in loans(1)
	Term loans by year of origination						Revolving line of credit arrangements(2)	December 31, 2020
In millions of dollars	2020	2019	2018	2017	2016	Prior
Investment grade(3)
Commercial and industrial(4)	$37,685	$7,342	$5,713	$3,663	$1,929	$8,395	$23,457	$88,184
Financial institutions(4)	9,039	2,722	1,828	694	356	1,709	36,119	52,467
Mortgage and real estate	3,633	4,187	3,591	1,599	648	943	90	14,691
Other(5)	8,000	2,165	4,274	667	577	4,255	19,757	39,695
Total investment grade	$58,357	$16,416	$15,406	$6,623	$3,510	$15,302	$79,423	$195,037
Non-investment grade(3)
Accrual
Commercial and industrial(4)	$19,566	$4,769	$4,584	$2,883	$1,151	$4,540	$23,239	$60,732
Financial institutions(4)	7,149	611	625	231	126	193	2,616	11,551
Mortgage and real estate	1,135	1,352	1,550	1,192	553	653	512	6,947
Other(5)	1,064	796	602	333	138	567	1,756	5,256
Non-accrual
Commercial and industrial(4)	260	194	191	143	57	223	1,716	2,784
Financial institutions	—	—	—	—	—	—	33	33
Mortgage and real estate	9	1	3	18	8	30	36	105
Other(5)	14	3	12	29	2	62	2	124
Total non-investment grade	$29,197	$7,726	$7,567	$4,829	$2,035	$6,268	$29,910	$87,532
Loans at fair value(6)								6,840
Corporate loans, net of unearned income	$87,554	$24,142	$22,973	$11,452	$5,545	$21,570	$109,333	$289,409

(1)Recorded investment in a loan includes net deferred loan fees and costs, unamortized premium or discount, less any direct write-downs.
(2)There were no significant revolving line of credit arrangements that converted to term loans during the year.
(3)Held-for-investment loans are accounted for on an amortized cost basis.
(4)Includes certain short-term loans with less than one year in tenor.
(5)Other includes installment and other, lease financing and loans to government and official institutions.
(6)Loans at fair value include loans to commercial and industrial, financial institutions, mortgage and real estate and other.

Impaired collateral-dependent loans and leases, where repayment is expected to be provided solely by the sale of the underlying collateral with no other available and reliable sources of repayment, are written down to the lower of carrying value or collateral value, less cost to sell. Cash-basis loans are returned to an accrual status when all contractual principal and interest amounts are reasonably assured of repayment and there is a sustained period of repayment performance, generally six months, in accordance with the contractual terms of the loan.

Non-Accrual Corporate Loans
The following tables present non-accrual loan information by corporate loan type and interest income recognized on non-accrual corporate loans:

	At and for the year ended December 31, 2021
In millions of dollars	Recorded investment(1)	Unpaid principal balance	Related specific allowance	Average carrying value(2)	Interest income recognized(3)
Non-accrual corporate loans
Commercial and industrial	$1,263	$1,858	$198	$1,839	$37
Financial institutions	2	55	—	4	—
Mortgage and real estate	136	285	10	163	—
Lease financing	14	14	—	21	—
Other	138	165	4	134	17
Total non-accrual corporate loans	$1,553	$2,377	$212	$2,161	$54

	At and for the year ended December 31, 2020
In millions of dollars	Recorded investment(1)	Unpaid principal balance	Related specific allowance	Average carrying value(2)	Interest income recognized(3)
Non-accrual corporate loans
Commercial and industrial	$2,784	$3,649	$438	$2,635	$36
Financial institutions	33	122	13	29	—
Mortgage and real estate	105	319	15	92	—
Lease financing	24	24	—	35	—
Other	100	224	12	176	15
Total non-accrual corporate loans	$3,046	$4,338	$478	$2,967	$51

	December 31, 2021		December 31, 2020
In millions of dollars	Recorded investment(1)	Related specific allowance	Recorded investment(1)	Related specific allowance
Non-accrual corporate loans with specific allowances
Commercial and industrial	$637	$198	$1,514	$438
Financial institutions	—	—	31	13
Mortgage and real estate	29	10	37	15
Other	37	4	67	12
Total non-accrual corporate loans with specific allowances	$703	$212	$1,649	$478
Non-accrual corporate loans without specific allowances
Commercial and industrial	$626		$1,270
Financial institutions	2		2
Mortgage and real estate	107		68
Lease financing	14		24
Other	101		33
Total non-accrual corporate loans without specific allowances	$850	N/A	$1,397	N/A

(1)Recorded investment in a loan includes net deferred loan fees and costs, unamortized premium or discount, less any direct write-downs.
(2)Average carrying value represents the average recorded investment balance and does not include related specific allowances.
(3)Interest income recognized for the year ended December 31, 2019 was $42 million.
N/A Not applicable
Corporate Troubled Debt Restructurings(1)

For the year ended December 31, 2021

In millions of dollars	Carrying value of TDRs modified during the year	TDRs involving changes in the amount and/or timing of principal payments(2)	TDRs involving changes in the amount and/or timing of interest payments(3)	TDRs involving changes in the amount and/or timing of both principal and interest payments
Commercial and industrial	$82	$—	$—	$82
Mortgage and real estate	4	—	—	4
Other	6	—		6
Total	$92	$—	$—	$92

For the year ended December 31, 2020

In millions of dollars	Carrying value of TDRs modified during the year	TDRs involving changes in the amount and/or timing of principal payments(2)	TDRs involving changes in the amount and/or timing of interest payments(3)	TDRs involving changes in the amount and/or timing of both principal and interest payments
Commercial and industrial	$249	$—	$—	$249
Mortgage and real estate	3	—	—	3
Other	13	—	—	13
Total	$265	$—	$—	$265

(1)The above tables do not include loan modifications that meet the TDR relief criteria in the CARES Act or the interagency guidance.
(2)TDRs involving changes in the amount or timing of principal payments may involve principal forgiveness or deferral of periodic and/or final principal payments. Because forgiveness of principal is rare for corporate loans, modifications typically have little to no impact on the loans’ projected cash flows and thus little to no impact on the allowance established for the loans. Charge-offs for amounts deemed uncollectible may be recorded at the time of the restructuring or may have already been recorded in prior periods such that no charge-off is required at the time of the modification.
(3)TDRs involving changes in the amount or timing of interest payments may involve a below-market interest rate.

The following table presents total corporate loans modified in a TDR as well as those TDRs that defaulted and for which the payment default occurred within one year of a permanent modification. Default is defined as 60 days past due, except for classifiably managed commercial banking loans, where default is defined as 90 days past due.

In millions of dollars	TDR balances at December 31, 2021	TDR loans that re-defaulted in 2021 within one year of modification	TDR balances at December 31, 2020	TDR loans that re-defaulted in 2020 within one year of modification
Commercial and industrial	$236	$—	$325	$—
Mortgage and real estate	20	—	29	—
Other	28	—	27	—
Total(1)	$284	$—	$381	$—

(1)The above table reflects activity for loans outstanding that were considered TDRs as of the end of the reporting period.
Consumer Loans
Consumer loans represent loans and leases managed primarily by PBWM and Legacy Franchises, except Mexico SBMM.
Citigroup has established a risk management process to monitor, evaluate and manage the principal risks associated with its consumer loan portfolio. Credit quality indicators that are actively monitored include delinquency status, consumer credit scores under Fair Isaac Corporation (FICO) and loan to value (LTV) ratios, each as discussed in more detail below.

Delinquency Status
Delinquency status is monitored and considered a key indicator of credit quality of consumer loans. Principally, the U.S. residential first mortgage loans use the Mortgage Bankers Association (MBA) method of reporting delinquencies, which considers a loan delinquent if a monthly payment has not been received by the end of the day immediately preceding the loan’s next due date. All other loans use a method of reporting delinquencies that considers a loan delinquent if a monthly payment has not been received by the close of business on the loan’s next due date.
As a general policy, residential first mortgages, home equity loans and installment loans are classified as non-accrual when loan payments are 90 days contractually past due. Credit cards and unsecured revolving loans generally accrue interest until payments are 180 days past due. Home equity loans in regulated bank entities are classified as non-accrual if the related residential first mortgage is 90 days or more past due. Mortgage loans, other than Federal Housing Administration (FHA)-insured loans, are classified as non-accrual within 60 days of notification that the borrower has filed for bankruptcy.

The policy for re-aging modified U.S. consumer loans to current status varies by product. Generally, one of the conditions to qualify for these modifications is that a minimum number of payments (typically ranging from one to three) be made. Upon modification, the loan is re-aged to current status. However, re-aging practices for certain open-ended consumer loans, such as credit cards, are governed by Federal Financial Institutions Examination Council (FFIEC) guidelines. For open-ended consumer loans subject to FFIEC guidelines, one of the conditions for a loan to be re-aged to current status is that at least three consecutive minimum monthly payments, or the equivalent amount, must be received. In addition, under FFIEC guidelines, the number of times that such a loan can be re-aged is subject to limitations (generally once in 12 months and twice in five years).
Furthermore, FHA and Department of Veterans Affairs (VA) loans are modified under those respective agencies’ guidelines and payments are not always required in order to re-age a modified loan to current.

The following tables provide Citi’s consumer loans by type:

Consumer Loans, Delinquencies and Non-Accrual Status at December 31, 2021

In millions of dollars	Total current(1)(2)	30–89 days past due(3)(4)	≥ 90 days past due(3)(4)	Past due government guaranteed(5)	Total loans	Non-accrual loans for which there is no ACLL	Non-accrual loans for which there is an ACLL	Total non-accrual	90 days past due and accruing
In North America offices(6)
Residential first mortgages(7)	$82,234	$454	$279	$394	$83,361	$134	$558	$692	$282
Home equity loans(8)(9)	5,546	43	156	—	5,745	64	221	285	—
Credit cards	132,050	947	871	—	133,868	—	—	—	871
Personal, small business and other	39,977	534	164	38	40,713	2	71	73	30
Total	$259,807	$1,978	$1,470	$432	$263,687	$200	$850	$1,050	$1,183
In offices outside North America(6)
Residential mortgages(7)	$37,566	$165	$158	$—	$37,889	$—	$409	$409	$10
Credit cards	17,428	192	188	—	17,808	—	140	140	120
Personal, small business and other	56,930	145	75	—	57,150	—	227	227	22
Total	$111,924	$502	$421	$—	$112,847	$—	$776	$776	$152
Total Citigroup(10)	$371,731	$2,480	$1,891	$432	$376,534	$200	$1,626	$1,826	$1,335

Consumer Loans, Delinquencies and Non-Accrual Status at December 31, 2020

In millions of dollars	Total current(1)(2)	30–89 days past due(3)(4)	≥ 90 days past due(3)(4)	Past due government guaranteed(5)	Total loans	Non-accrual loans for which there is no ACLL	Non-accrual loans for which there is an ACLL	Total non-accrual	90 days past due and accruing
In North America offices(6)
Residential first mortgages(7)	$82,497	$554	$381	$524	$83,956	$136	$698	$834	$351
Home equity loans(8)(9)	7,591	78	221	—	7,890	72	338	410	—
Credit cards	127,827	1,228	1,330	—	130,385	—	—	—	1,330
Personal, small business and other	38,535	595	129	—	39,259	2	255	257	1
Total	$256,450	$2,455	$2,061	$524	$261,490	$210	$1,291	$1,501	$1,682
In offices outside North America(6)
Residential mortgages(7)	$42,405	$213	$199	$—	$42,817	$—	$488	$488	$—
Credit cards	21,718	429	545	—	22,692	—	386	386	324
Personal, small business and other	59,028	319	128	—	59,475	—	247	247	52
Total	$123,151	$961	$872	$—	$124,984	$—	$1,121	$1,121	$376
Total Citigroup(10)	$379,601	$3,416	$2,933	$524	$386,474	$210	$2,412	$2,622	$2,058

(1)Loans less than 30 days past due are presented as current.
(2)Includes $12 million and $14 million at December 31, 2021 and 2020, respectively, of residential first mortgages recorded at fair value.
(3)Excludes loans guaranteed by U.S. government-sponsored agencies. Excludes classifiably managed Private bank loans.
(4)Loans modified under Citi’s consumer relief programs continue to be reported in the same delinquency bucket they were in at the time of modification. Most modified loans in North America would not be reported as 30–89 or 90+ days past due for the duration of the programs (which have various durations, and certain of which may be renewed by the customer). Consumer relief programs in Asia and Mexico largely expired during the fourth quarter of 2020 and began to age at that time.
(5)Consists of loans that are guaranteed by U.S. government-sponsored agencies that are 30–89 days past due of $0.1 billion and $0.2 billion and 90 days or more past due of $0.3 billion and $0.3 billion at December 31, 2021 and 2020, respectively.
(6)North America includes the U.S., Canada and Puerto Rico. Mexico is included in offices outside North America.
(7)Includes approximately $0.1 billion and $0.1 billion at December 31, 2021 and 2020, respectively, of residential first mortgage loans in process of foreclosure in North America and outside of North America, respectively.
(8)Includes approximately $0.1 billion and $0.1 billion at December 31, 2021 and 2020, respectively, of home equity loans in process of foreclosure in North America and outside of North America, respectively.
(9)Fixed-rate home equity loans and loans extended under home equity lines of credit, which are typically in junior lien positions.
(10)Consumer loans are net of unearned income of $629 million and $692 million at December 31, 2021 and 2020, respectively. Unearned income on consumer loans primarily represents unamortized origination fees and costs, premiums and discounts.
Interest Income Recognized for Non-Accrual Consumer Loans

	For the years ended
In millions of dollars	December 31, 2021	December 31, 2020
In North America offices(1)
Residential first mortgages	$13	$14
Home equity loans	7	8
Credit cards	—	—
Personal, small business and other	—	—
Total	$20	$22
In offices outside North America(1)
Residential mortgages	$1	$1
Credit cards	—	—
Personal, small business and other	—	—
Total	$1	$1
Total Citigroup	$21	$23

(1)North America includes the U.S., Canada and Puerto Rico. Mexico is included in offices outside North America.

During the years ended December 31, 2021 and 2020, the Company sold and/or reclassified to HFS $1,473 million and $414 million of consumer loans, respectively. Loans of businesses that are HFS are not included in the above. See Note 2 for additional information.
Consumer Credit Scores (FICO)
In the U.S., independent credit agencies rate an individual’s risk for assuming debt based on the individual’s credit history and assign every consumer a Fair Isaac Corporation (FICO) credit score. These scores are continually updated by the agencies based upon an individual’s credit actions (e.g., taking out a loan or missed or late payments).
The following tables provide details on the FICO scores for Citi’s U.S. consumer loan portfolio based on end-of-period receivables by year of origination. FICO scores are updated monthly for substantially all of the portfolio or, otherwise, on a quarterly basis for the remaining portfolio.

FICO score distribution in U.S. portfolio(1)(2)	December 31, 2021
In millions of dollars	Less than 680	680 to 760	Greater than 760	FICO not available	Total loans
Residential first mortgages
2021	$626	$6,729	$12,349
2020	508	5,102	12,153
2019	373	3,074	6,167
2018	394	1,180	2,216
2017	343	1,455	2,568
Prior	2,053	6,540	12,586
Total residential first mortgages	$4,297	$24,080	$48,039	$6,945	$83,361
Home equity loans (pre-reset)	$263	$1,030	$1,539
Home equity loans (post-reset)	639	1,047	1,160
Total home equity loans	$902	$2,077	$2,699	$67	$5,745
Credit cards(3)	$23,115	$52,907	$55,137	$2,192	$133,351
Personal, small business and other
2021	$59	$201	$319
2020	22	41	64
2019	42	53	68
2018	34	35	37
2017	7	8	9
Prior	120	179	143
Total personal, small business and other(4)	$284	$517	$640	$38,365	$39,806
Total	$28,598	$79,581	$106,515	$47,569	$262,263

FICO score distribution in U.S. portfolio(1)(2)	December 31, 2020
In millions of dollars	Less than 680	680 to 760	Greater than 760	FICO not available	Total loans
Residential first mortgages
2020	$604	$6,536	$14,332
2019	457	4,030	9,241
2018	423	1,625	3,070
2017	438	1,797	3,780
2016	551	2,474	6,093
Prior	2,339	6,484	13,354
Total residential first mortgages	$4,812	$22,946	$49,870	$6,328	$83,956
Home equity loans (pre-reset)	$343	$1,217	$1,958
Home equity loans (post-reset)	1,094	1,640	1,614
Total home equity loans	$1,437	$2,857	$3,572	$24	$7,890
Credit cards(3)	$26,227	$52,778	$49,767	$1,041	$129,813
Personal, small business and other
2020	$23	$58	$95
2019	79	106	134
2018	82	80	84
2017	26	27	30
2016	10	9	8
Prior	214	393	529
Total personal, small business and other(4)	$434	$673	$880	$36,413	$38,400
Total	$32,910	$79,254	$104,089	$43,806	$260,059

(1)The FICO bands in the tables are consistent with general industry peer presentations.
(2)FICO scores are updated on either a monthly or quarterly basis. For updates that are made only quarterly, certain current-period loans by year of origination are greater than those disclosed in the prior periods. Loans that did not have FICO scores as of the prior period have been updated with FICO scores as they become available.
(3)Excludes $517 million and $572 million of balances related to Canada for December 31, 2021 and December 31, 2020, respectively.
(4)Excludes $907 million and $859 million of balances related to Canada for December 31, 2021 and December 31, 2020, respectively.
Loan to Value (LTV) Ratios
LTV ratios (loan balance divided by appraised value) are calculated at origination and updated by applying market price data.
The following tables provide details on the LTV ratios for Citi’s U.S. consumer mortgage portfolios by year of origination. LTV ratios are updated monthly using the most recent Core Logic Home Price Index data available for substantially all of the portfolio applied at the Metropolitan Statistical Area level, if available, or the state level if not. The remainder of the portfolio is updated in a similar manner using the Federal Housing Finance Agency indices.

LTV distribution in U.S. portfolio	December 31, 2021
In millions of dollars	Less than or equal to 80%	> 80% but less than or equal to 100%	Greater than 100%	LTV not available	Total
Residential first mortgages
2021	$18,107	$2,723	$34
2020	18,715	446	—
2019	10,047	269	29
2018	4,117	136	11
2017	4,804	103	4
Prior	22,161	128	14
Total residential first mortgages	$77,951	$3,805	$92	$1,513	$83,361
Home equity loans (pre-reset)	$2,637	$46	$69
Home equity loans (post-reset)	2,751	52	32
Total home equity loans	$5,388	$98	$101	$158	$5,745
Total	$83,339	$3,903	$193	$1,671	$89,106

LTV distribution in U.S. portfolio	December 31, 2020
In millions of dollars	Less than or equal to 80%	> 80% but less than or equal to 100%	Greater than 100%	LTV not available	Total
Residential first mortgages
2020	$18,671	$4,054	$—
2019	12,674	1,836	35
2018	4,810	832	18
2017	6,127	489	12
2016	9,409	223	27
Prior	22,807	152	23
Total residential first mortgages	$74,498	$7,586	$115	$1,757	$83,956
Home equity loans (pre-reset)	$3,283	$99	$76
Home equity loans (post-reset)	3,970	296	65
Total home equity loans	$7,253	$395	$141	$101	$7,890
Total	$81,751	$7,981	$256	$1,858	$91,846
Impaired Consumer Loans
A loan is considered impaired when Citi believes it is probable that all amounts due according to the original contractual terms of the loan will not be collected. Impaired consumer loans include non-accrual loans, as well as smaller-balance homogeneous loans whose terms have been modified due to the borrower’s financial difficulties and where Citi has granted a concession to the borrower. These modifications may include interest rate reductions and/or principal forgiveness. Impaired consumer loans exclude smaller-balance homogeneous loans that have not been modified and are carried on a non-accrual basis.
The following tables present information about impaired consumer loans and interest income recognized on impaired consumer loans:

	At and for the year ended December 31, 2021
In millions of dollars	Recorded investment(1)(2)	Unpaid principal balance	Related specific allowance(3)(4)	Average carrying value(5)	Interest income recognized(6)
Mortgage and real estate
Residential first mortgages	$1,521	$1,595	$87	$1,564	$88
Home equity loans	191	344	(1)	336	9
Credit cards	1,582	1,609	594	1,795	116
Personal, small business and other	454	461	133	505	52
Total	$3,748	$4,009	$813	$4,200	$265

	At and for the year ended December 31, 2020
In millions of dollars	Recorded investment (1)(2)	Unpaid principal balance	Related specific allowance(3)	Average carrying value(5)	Interest income recognized(6)
Mortgage and real estate
Residential first mortgages	$1,858	$2,033	$157	$1,682	$101
Home equity loans	479	652	60	527	13
Credit cards	1,982	2,135	918	1,926	106
Personal, small business and other	549	549	246	460	31
Total	$4,868	$5,369	$1,381	$4,595	$251

(1)Recorded investment in a loan includes net deferred loan fees and costs, unamortized premium or discount and direct write-downs and includes accrued interest only on credit card loans.
(2)For December 31, 2021, $190 million of residential first mortgages and $94 million of home equity loans do not have a specific allowance. For December 31, 2020, $211 million of residential first mortgages and $147 million of home equity loans do not have a specific allowance.
(3)Included in the Allowance for credit losses on loans.
(4)The negative allowance on home equity loans resulted from expected recoveries on previously written-off accounts.
(5)Average carrying value represents the average recorded investment ending balance for the last four quarters and does not include the related specific allowance.
(6)    Includes amounts recognized on both an accrual and cash basis.
Consumer Troubled Debt Restructurings(1)

	For the year ended December 31, 2021(1)
In millions of dollars, except number of loans modified	Number of loans modified	Post- modification recorded investment(2)(3)	Deferred principal(4)	Contingent principal forgiveness(5)	Principal forgiveness(6)	Average interest rate reduction
North America
Residential first mortgages	1,335	$230	$—	$—	$—	1%
Home equity loans	191	19	—	—	—	—
Credit cards	165,098	794	—	—	—	18
Personal, small business and other	1,000	13	—	—	—	3
Total(7)	167,624	$1,056	$—	$—	$—
International
Residential mortgages	1,975	$86	$—	$—	$—	—%
Credit cards	74,202	339	—	—	13	13
Personal, small business and other	28,208	202	—	—	7	10
Total(7)	104,385	$627	$—	$—	$20

	For the year ended December 31, 2020(1)
In millions of dollars, except number of loans modified	Number of loans modified	Post- modification recorded investment(2)(8)	Deferred principal(4)	Contingent principal forgiveness(5)	Principal forgiveness(6)	Average interest rate reduction
North America
Residential first mortgages	1,237	$225	$—	$—	$—	—%
Home equity loans	302	31	—	—	—	1
Credit cards	215,466	1,038	—	—	—	17
Personal, small business and other	2,452	28	—	—	—	5
Total(7)	219,457	$1,322	$—	$—	$—
International
Residential mortgages	2,544	$145	$3	$—	$—	2%
Credit cards	90,694	401	—	—	12	15
Personal, small business and other	41,079	301	—	—	8	9
Total(7)	134,317	$847	$3	$—	$20

(1)The above tables do not include loan modifications that meet the TDR relief criteria in the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) or the interagency guidance.
(2)Post-modification balances include past-due amounts that are capitalized at the modification date.
(3)Post-modification balances in North America include $15 million of residential first mortgages to borrowers who have gone through Chapter 7 bankruptcy in the year ended December 31, 2021. These amounts include $5 million of residential first mortgages that were newly classified as TDRs during 2021, based on previously received OCC guidance.
(4)Represents the portion of contractual loan principal that is non-interest bearing, but still due from the borrower. Such deferred principal is charged off at the time of permanent modification to the extent that the related loan balance exceeds the underlying collateral value.
(5)Represents the portion of contractual loan principal that is non-interest bearing and, depending upon borrower performance, eligible for forgiveness.
(6)Represents the portion of contractual loan principal that was forgiven at the time of permanent modification.
(7)    The above tables reflect activity for restructured loans that were considered TDRs during the year.
(8)    Post-modification balances in North America include $13 million of residential first mortgages to borrowers who have gone through Chapter 7 bankruptcy in the year ended December 31, 2020. These amounts include $9 million of residential first mortgages that were newly classified as TDRs during 2020, based on previously received OCC guidance.
The following table presents consumer TDRs that defaulted for which the payment default occurred within one year of a permanent modification. Default is defined as 60 days past due:

	Years ended December 31,
In millions of dollars	2021	2020
North America
Residential first mortgages	$57	$71
Home equity loans	8	14
Credit cards	252	317
Personal, small business and other	4	4
Total	$321	$406
International
Residential mortgages	$38	$26
Credit cards	152	178
Personal, small business and other	96	78
Total	$286	$282

Purchased Credit-Deteriorated Assets

	Years ended December 31,
	2021			2020
In millions of dollars	Credit cards	Mortgages(1)	Installment and other	Credit cards	Mortgages(1)	Installment and other
Purchase price	$—	$23	$—	$4	$49	$—
Allowance for credit losses at acquisition date	—	—	—	4	—	—
Discount or premium attributable to non-credit factors	—	—	—	—	—	—
Par value (amortized cost basis)	$—	$23	$—	$8	$49	$—

(1)    Includes loans sold to agencies that were bought back at par due to repurchase agreements.